Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document And Entity Information [Line Items]
Entity Registrant Name	TRANSCANADA CORP
Entity Central Index Key	0001232384
Document Type	40-F
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding	918,096,439
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
TRANSCANADA PIPELINES LIMITED
Document And Entity Information [Line Items]
Entity Registrant Name	TRANSCANADA PIPELINES LTD
Entity Central Index Key	0000099070
Document Type	40-F
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding	887,333,320
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY